Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated September 1, 2023 to the Bond Funds Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated July 31, 2023, as supplemented from time to time
Disclosure Related to the PIMCO Dynamic Bond Fund (the “Fund”)
Effective immediately, Pacific Investment Management Company LLC has agreed to waive its advisory fee by 0.05% of the average daily net assets attributable to the Fund.
Accordingly, effective immediately, the Annual Fund Operating Expenses table and its accompanying footnotes in the “Fees and Expenses of the Fund” section of the Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	I‑2	I‑3	Class A	Class C	Class R
Management Fees	0.80%	0.90%	1.00%	0.95%	0.95%	0.95%
Distribution and/or Service (12b‑1) Fees	N/A	N/A	N/A	0.25%	1.00%	0.50%
Other Expenses(1)	0.04%	0.04%	0.03%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.84%	0.94%	1.03%	1.24%	1.99%	1.49%
Fee Waiver and/or Expense Reimbursement(2)(3)	(0.05)%	(0.05%)	(0.10%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.79%	0.89%	0.93%	1.19%	1.94%	1.44%
[1]
“Other Expenses” include interest expense of 0.03%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.76%, 0.86%, 0.90%,1.16%, 1.91% and 1.41% for Institutional Class, I‑2, I‑3, Class A, Class C and Class R shares, respectively.

[2]
PIMCO has contractually agreed, through July 31, 2024, to reduce its supervisory and administrative fee for the Fund’s I‑3 shares by 0.05% of the average daily net assets attributable to I‑3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

[3]
PIMCO has contractually agreed through August 31, 2024, to waive its advisory fee by 0.05% of the average daily net assets attributable to the Fund. This Fee Waiver Agreement may be terminated by PIMCO Funds (the “Trust”) upon 90 days’ prior written notice to PIMCO.

[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current expenses and fee waivers.
In addition, effective immediately, the tables in the “Example” section of the Fund’s Fund Summary in the Prospectus are deleted and replaced with the following:
If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$81	$263	$461	$1,033
I‑2	$91	$295	$515	$1,150
I‑3	$95	$318	$559	$1,250
Class A	$492	$749	$1,026	$1,814
Class C	$297	$620	$1,068	$2,313
Class R	$147	$466	$808	$1,775
If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$492	$749	$1,026	$1,814
Class C	$197	$620	$1,068	$2,313

PIMCO Dynamic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated September 1, 2023 to the Bond Funds Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated July 31, 2023, as supplemented from time to time
Disclosure Related to the PIMCO Dynamic Bond Fund (the “Fund”)
Effective immediately, Pacific Investment Management Company LLC has agreed to waive its advisory fee by 0.05% of the average daily net assets attributable to the Fund.
Accordingly, effective immediately, the Annual Fund Operating Expenses table and its accompanying footnotes in the “Fees and Expenses of the Fund” section of the Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Inst Class	I‑2	I‑3	Class A	Class C	Class R
Management Fees	0.80%	0.90%	1.00%	0.95%	0.95%	0.95%
Distribution and/or Service (12b‑1) Fees	N/A	N/A	N/A	0.25%	1.00%	0.50%
Other Expenses(1)	0.04%	0.04%	0.03%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.84%	0.94%	1.03%	1.24%	1.99%	1.49%
Fee Waiver and/or Expense Reimbursement(2)(3)	(0.05)%	(0.05%)	(0.10%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.79%	0.89%	0.93%	1.19%	1.94%	1.44%
[1]
“Other Expenses” include interest expense of 0.03%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.76%, 0.86%, 0.90%,1.16%, 1.91% and 1.41% for Institutional Class, I‑2, I‑3, Class A, Class C and Class R shares, respectively.

[2]
PIMCO has contractually agreed, through July 31, 2024, to reduce its supervisory and administrative fee for the Fund’s I‑3 shares by 0.05% of the average daily net assets attributable to I‑3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

[3]
PIMCO has contractually agreed through August 31, 2024, to waive its advisory fee by 0.05% of the average daily net assets attributable to the Fund. This Fee Waiver Agreement may be terminated by PIMCO Funds (the “Trust”) upon 90 days’ prior written notice to PIMCO.

[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current expenses and fee waivers.
In addition, effective immediately, the tables in the “Example” section of the Fund’s Fund Summary in the Prospectus are deleted and replaced with the following:
If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$81	$263	$461	$1,033
I‑2	$91	$295	$515	$1,150
I‑3	$95	$318	$559	$1,250
Class A	$492	$749	$1,026	$1,814
Class C	$297	$620	$1,068	$2,313
Class R	$147	$466	$808	$1,775
If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$492	$749	$1,026	$1,814
Class C	$197	$620	$1,068	$2,313

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024August 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current expenses and fee waivers.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
PIMCO Dynamic Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[4]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	$ 1,033
PIMCO Dynamic Bond Fund | I-2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[4]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	$ 1,150
PIMCO Dynamic Bond Fund | I-3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[4]
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	559
10 Years	rr_ExpenseExampleYear10	$ 1,250
PIMCO Dynamic Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%	[4]
1 Year	rr_ExpenseExampleYear01	$ 492
3 Years	rr_ExpenseExampleYear03	749
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	1,814
1 Year	rr_ExpenseExampleNoRedemptionYear01	492
3 Years	rr_ExpenseExampleNoRedemptionYear03	749
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,814
PIMCO Dynamic Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%	[4]
1 Year	rr_ExpenseExampleYear01	$ 297
3 Years	rr_ExpenseExampleYear03	620
5 Years	rr_ExpenseExampleYear05	1,068
10 Years	rr_ExpenseExampleYear10	2,313
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	620
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,313
PIMCO Dynamic Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%	[4]
1 Year	rr_ExpenseExampleYear01	$ 147
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	$ 1,775

[1]	“Other Expenses” include interest expense of 0.03%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.76%, 0.86%, 0.90%,1.16%, 1.91% and 1.41% for Institutional Class, I‑2, I‑3, Class A, Class C and Class R shares, respectively.
[2]	PIMCO has contractually agreed through August 31, 2024, to waive its advisory fee by 0.05% of the average daily net assets attributable to the Fund. This Fee Waiver Agreement may be terminated by PIMCO Funds (the “Trust”) upon 90 days’ prior written notice to PIMCO.
[3]	PIMCO has contractually agreed, through July 31, 2024, to reduce its supervisory and administrative fee for the Fund’s I‑3 shares by 0.05% of the average daily net assets attributable to I‑3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current expenses and fee waivers.